Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Net unrealized gains (losses) on investments	¥ 0	¥ 0
Net unrealized gains (losses) on investment in securities
Net unrealized gains (losses), tax	21,836	5,702	¥ 5,078
Reclassification adjustment included in net income, tax	61	510	1,938
Debt valuation adjustments
Net unrealized gains (losses), tax	121	321	(357)
Reclassification adjustment included in net income, tax	10	28	17
Defined benefit pension plans
Net unrealized gains (losses), tax	(4,738)	(2,247)	(223)
Reclassification adjustment included in net income, tax	(151)	(368)	(225)
Foreign currency translation adjustments
Net unrealized gains (losses), tax	17,642	14,709	(6,212)
Reclassification adjustment included in net income, tax	(295)	(751)	(4,064)
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses), tax	(3,256)	40	1,511
Reclassification adjustment included in net income, tax	¥ (1,478)	¥ (1,923)	¥ 652